EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 1998

At a special meeting held on March 29, 1999, shareholders of the Fund were asked to vote on the changes described below. These changes were approved by shareholders and will take effect as of April 1, 1999.

1)   Elected nine Trustees.

2)   Ratified the selection of the Trust's independent auditors.

The meeting was adjourned to May 27, 1999, 2:00 p.m. (Eastern time), at 2800 Corporate Drive, Pittsburgh, PA 15237-7000 with respect to the following proposals:

1)   To make changes to the Trust's fundamental investment policies:

     a) To amend the Trust's fundamental investment policy on diversification of its investments;

     b)   To  make  non-fundamental,   and  to  amend  the  Trust's  fundamental
          investment policy regarding the maturity of money market instruments;

     c)   To  make  non-fundamental,   and  to  amend  the  Trust's  fundamental
          investment policy regarding restricted securities;

     d) To make non-fundamental the Trust's policy prohibiting investment in securities to exercise control of an issuer;

     e) To make non-fundamental, and to amend the Trust's ability to invest in the securities of other investment companies; and

     f) To amend the Trust's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding.

2)   To eliminate certain of the Trust's fundamental investment policies:

     a) To remove the Trust's fundamental investment policy on investing in new issuers;

     b) To remove the Trust's fundamental investment policy on investing in oil, gas, and minerals;

     c) To remove the Trust's fundamental investment policy on investing in issuers whose securities are owned by Officers and Trustees;

     d) To remove the Trust's fundamental investment policy on investing in options; and

     e) To remove the Trust's fundamental investment policy regarding the average maturity of securities in the Trust's portfolio.

3) To approve or disapprove amendments and restatements to the Trust's Declaration of Trust:

     a)   To permit the Trust to add series and classes of shares;

     b) To require the approval of a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation; and

     c) To permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

                                                                  March 29, 1999

Edward Jones
201 Progress Parkway

Maryland Heights, Missouri 63043

1-800-331-2451

Distributor

Cusip 480023100
G02539-03 (3/99)